Shareholder Report, Average Annual Return (Details) 190853_Brown Advisory - Beutel Goodman Large-Cap Value Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	60 Months Ended	101 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	17.31%	8.08%	10.35%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	22.02%	12.66%	14.77%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	27.12%	11.17%	11.15%